FAIR VALUE MEASUREMENT - Carrying Amount and Fair Value for Categories of Financial Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt
Disclosure of financial assets [line items]
Financial liabilities, at carrying amount	€ 3,351,888	€ 2,477,186
Financial liabilities, at fair value	3,348,721	2,462,716
Receivables from financing activities
Disclosure of financial assets [line items]
Financial assets, at carrying amounts	1,661,632	1,451,158
Financial assets, at fair value	€ 1,661,632	€ 1,451,158